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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   660 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          11/14/00
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             57
                                               -------------

Form 13F Information Table Value Total:          584,294
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  Form 13F INFORMATION TABLE


            COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
--------------------------------- ------------- ----------- -------- ------------------- ---------- -------- ----------------------
                                    TITLE OF                 VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER               CLASS         CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
--------------------------------- ------------- ----------- -------- --------- --- ----- ---------- -------- -------- ------- -----

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Abgenix, Inc                      Common Stock   00339B107   15,435  191,000   SH        sole                191,000
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Advanced Neuromodulation Sys      Common Stock   00757T101   13,309  682,500   SH        sole                682,500
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Alkermes Inc                      Common Stock   01642T108    1,545   40,000   SH        sole                 40,000
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Anadarko Petroleum Corp           Common Stock   032511107      213    3,200   SH        sole                  3,200
-----------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution Inc   Common Stock   03823E108   14,016  349,300   SH        sole                349,300
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Arena Pharmaceuticals Inc         Common Stock   040047102   12,320  286,500   SH        sole                286,500
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Arqule Inc                        Common Stock   04269E107    1,834  107,500   SH        sole                107,500
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Arthrocare Corp                   Common Stock   043136100      439   22,600   SH        sole                 22,600
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Astrazeneca PLC                   Sponsored ADR  046353108    7,884  150,000   SH        sole                150,000
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Aviron                            Common Stock   053762100   10,788  185,000   SH        sole                185,000
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Biocryst Pharmaceuticals          Common Stock   09058V103      520   25,000   SH        sole                 25,000
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Biosphere Medical Inc             Common Stock   09066V103      276   19,000   SH        sole                 19,000
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Bruker Daltonics Inc              Common Stock   116795105      222    5,000   SH        sole                  5,000
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Caliper Technologies Corp         Common Stock   130876105    6,548  105,000   SH        sole                105,000
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Cephalon Inc                      Common Stock   156708109    6,693  138,000   SH        sole                138,000
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Cima Labs Inc                     Common Stock   171796105   26,968  528,000   SH        sole                528,000
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Cubist Pharmaceuticals Inc        Common Stock   229678107   14,057  270,000   SH        sole                270,000
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Enzon Inc                         Common Stock   293904108   29,634  449,000   SH        sole                449,000
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Epix Medical Inc                  Common Stock   26881Q101    2,723  194,500   SH        sole                194,500
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Genentech Inc                     Common Stock   368710406   25,068  135,000   SH        sole                135,000
-----------------------------------------------------------------------------------------------------------------------------------
Genomica Corp                     Common Stock   37243Q101    1,166   60,000   SH        sole                 60,000
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Genzyme Molecular Oncology        Common Stock   372917500    3,448  248,500   SH        sole                248,500
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ICN Pharmaceutical                Common Stock   448924100   16,127  485,000   SH        sole                485,000
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Idec Pharmaceuticals Corp         Common Stock   449370105   26,286  149,900   SH        sole                149,900
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Immunomedics Inc                  Common Stock   452907108    9,715  464,000   SH        sole                464,000
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Incyte Genomics Inc               Common Stock   45337C102   10,487  255,000   SH        sole                255,000
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Invitrogen Corp                   Common Stock   46185R100    1,423   20,000   SH        sole                 20,000
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Johnson & Johnson                 Common Stock   478160104    1,211   12,895   SH        sole                 12,895
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King Pharmaceuticals Inc          Common Stock   495582108    8,201  245,275   SH        sole                247,275
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Laser Photonics Inc               Common Stock   517903308    7,050  547,545   SH        sole                547,545
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Lilly Eli & Co                    Common Stock   532457108      555    6,844   SH        sole                  6,844
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Lynx Therapeutics Inc             Common Stock   551812308   12,525  400,000   SH        sole                400,000
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Matrix Pharmaceutical Inc         Common Stock   576844104    9,672  621,500   SH        sole                621,500
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Maxim Pharmaceutical Inc          Common Stock   57772M957      810      650   SH PUT    sole                    650
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Medimune Inc                      Common Stock   584699102   31,898  412,915   SH        sole                412,915
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Medtronic Inc                     Common Stock   585055106    7,241  139,751   SH        sole                139,751
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Minimed Inc                       Common Stock   60365K108      358    4,000   SH        sole                  4,000
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Molecular Devices Corp            Common Stock   60851C107   22,741      231   SH        sole                    231
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Myriad Genetics Inc               Common Stock   62855J104   20,125  233,000   SH        sole                233,000
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Neurocrine Biosciences Inc        Common Stock   64125C109      675   15,000   SH        sole                 15,000
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OSI Pharmaceuticals Inc           Common Stock   671040103   63,700  910,000   SH        sole                910,000
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PE Corp                           Com PE Bio Grp 69332S102   14,038  120,500   SH        sole                120,500
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PE Corp                           Com PE Bio Grp 69332S902      217       70   SH CALL   sole                    217
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PE Corp                           Celera Gen Grp 69332S201    1,245   12,500   SH        sole                 12,500
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Pharmacia Inc                     Common Stock   716941109   24,816  412,315   SH        sole                412,315
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Pharmacia Inc                     Common Stock   716941109    6,500    2,000   SH CALL   sole                  2,000
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Ribozyme Pharmaceuticals Inc      Common Stock   762567105   16,253  560,450   SH        sole                560,450
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Schering Plough Corp              Common Stock   806605101   10,695  230,000   SH        sole                230,000
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Sepracor Inc                      Common Stock   817315104   24,108  196,500   SH        sole                196,500
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Thermo Electron Corp              Common Stock   883556102      650   25,000   SH        sole                 25,000
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Tripos Inc                        Common Stock   896928108    4,287  149,100   SH        sole                149,100
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Tularik Inc                       Common Stock   899165104    1,650   50,000   SH        sole                 50,000
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Valentis Inc                      Common Stock   91913E104    3,981  482,953   SH        sole                482,953
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Variagenics Inc                   Common Stock   922196100    4,732  211,500   SH        sole                211,500
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Visible Genetics Inc              Common Stock   92829S104   17,143  424,600   SH        sole                424,600
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Worldcom Inc GA New               Common Stock   98157D106      275    9,060   SH        sole                  9,060
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Xoma Ltd                          ORD            G9825R107    7,798  540,100   SH        sole                540,100
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